Condensed Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 113,076	$ (2,055)	$ (110,039)	$ 982
Balance (in Shares) at Dec. 31, 2021	739,048,544
Issuance of shares, net of issuance costs of $6		216			216
Issuance of shares, net of issuance costs of $6 (in Shares)	6,000,000
Vested RSU’s
Vested RSU’s (in Shares)	2,104,520
Expiration of employees options		152			152
Share-based compensation		891			891
Share-based compensation (in Shares)
Other comprehensive income (loss)			(47)		(47)
Net loss				(5,458)	(5,458)
Balance at Jun. 30, 2022		114,335	(2,102)	(115,497)	3,264
Balance (in Shares) at Jun. 30, 2022	747,153,064
Balance at Mar. 31, 2022		113,777	(2,089)	(112,514)	(862)
Balance (in Shares) at Mar. 31, 2022	745,048,544
Vested RSU’s
Vested RSU’s (in Shares)	2,104,520
Expiration of employees options		152			152
Share-based compensation		406			406
Share-based compensation (in Shares)
Other comprehensive income (loss)			(13)		(13)
Net loss				(2,983)	(2,983)
Balance at Jun. 30, 2022		114,335	(2,102)	(115,497)	3,264
Balance (in Shares) at Jun. 30, 2022	747,153,064
Balance at Dec. 31, 2022		116,082	(2,007)	(115,835)	(1,760)
Balance (in Shares) at Dec. 31, 2022	989,290,784
Exercise of warrants		801			801
Exercise of warrants (in Shares)	464,015,200
Vested RSU’s
Vested RSU’s (in Shares)	664,800
Issuance of warrants		398			398
Issuance of warrants (in Shares)
Share-based compensation		459			459
Share-based compensation (in Shares)
Other comprehensive income (loss)			267		267
Net loss				(7,277)	(7,277)
Balance at Jun. 30, 2023		117,740	(1,740)	(123,112)	(7,112)
Balance (in Shares) at Jun. 30, 2023	1,453,970,784
Balance at Mar. 31, 2023		116,431	(1,891)	(119,350)	(4,810)
Balance (in Shares) at Mar. 31, 2023	1,313,623,184
Exercise of warrants		704			704
Exercise of warrants (in Shares)	140,015,200
Vested RSU’s
Vested RSU’s (in Shares)	332,400
Issuance of warrants		398			398
Issuance of warrants (in Shares)
Share-based compensation		207			207
Share-based compensation (in Shares)
Other comprehensive income (loss)			151		151
Net loss				(3,762)	(3,762)
Balance at Jun. 30, 2023		$ 117,740	$ (1,740)	$ (123,112)	$ (7,112)
Balance (in Shares) at Jun. 30, 2023	1,453,970,784